UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Cheyne Capital Management (UK) LLP

Address:   Stornoway House, 13 Cleveland Row, London SW1A 1DH


Form 13F File Number: 028-12483


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Peter Head
Title:  Compliance Officer
Phone:  +44 (0)20 7968 7378

Signature,  Place,  and  Date  of  Signing:

/s/ Peter Head                     London, England                    5/16/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              25

Form 13F Information Table Value Total:  $       69,006
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2      COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ----------------- --------- -------- ----------------- ---------- -------- ---------------------
                                                          VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED  NONE
---------------------------- ----------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ------
Alberto Culver Co            COM               013078100     2124    57000 SH       SOLE                  57000      0      0
Alliance Data System Corp    Note 1.750% 8/0   018581AD0      599   500000 PRN      SOLE                 500000      0      0
Amylin Pharmaceuticals       Note 3.000% 6/1   032346AF8      519   600000 PRN      SOLE                 600000      0      0
Archer Daniels Midland Co.   Note 0.875% 2/1   039483AW2      445   400000 PRN      SOLE                 400000      0      0
Arvin Meritor Inc            FRNT 4.625% 3/0   043353AF8      339   300000 PRN      SOLE                 300000      0      0
Cadence Design System Inc    Note 1.5000% 12/1 127387AF5      480   500000 PRN      SOLE                 500000      0      0
Dendreon Corp                Note 2.875% 1/1   24823QAC1      529   500000 PRN      SOLE                 500000      0      0
Elan Corp                    ADR               284131208     1926   280000 SH       SOLE                 280000      0      0
EMC Corp Mass                Note 1.750% 12/0  268648AM4      342   200000 PRN      SOLE                 200000      0      0
Exco Resources Inc           COM               269279402     3329   161000 SH       SOLE                 161000      0      0
General Motors Co            COM               37045V100     1863    60012 SH       SOLE                  60012      0      0
Genzyme Corp                 COM               372917104    31617   415200 SH       SOLE                 415200      0      0
GoldCorp Inc                 Note 2.000% 8/0   380956AB8      381   300000 PRN      SOLE                 300000      0      0
Inphi Corp                   COM               45772F107      315    15000 SH       SOLE                  15000      0      0
Linear Technology Corp       Note 3.000% 5/0   535678AC0      322   300000 PRN      SOLE                 300000      0      0
Mechel OAO                   ADR               583840103     1170    38000 SH       SOLE                  38000
Prologis                     Note 2.250% 4/0   743410AQ5      400   400000 PRN      SOLE                 400000      0      0
Promotora de Informaciones S ADR               74343G303    18826  1588717          SOLE                1588717      0      0
RTI Intl Metals Inc          Note 3.000% 12/0  74973WAA5      348   300000 PRN      SOLE                 300000      0      0
Sap AG                       ADR               803054204      276     4500 SH       SOLE                   4500      0      0
Stillwater Mining            Note 1.875% 3/1   86074QAF9      358   300000 PRN      SOLE                 300000      0      0
SBA Communications Corp      Note 4.000% 10/0  78388JAM8      439   300000 PRN      SOLE                 300000      0      0
SESI LLC                     FRNT 1.500% 12/1  78412FAH7      528   500000 PRN      SOLE                 500000      0      0
TTM Technologies             Note 3.250% 5/1   87305RAC3      686   500000 PRN      SOLE                 500000      0      0
Virgin Media Inc             Note 6.500% 11/1  92769LAB7      846   500000 PRN      SOLE                 500000      0      0


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